SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2024 HKD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 HKD ($)
Accounting Policies [Abstract]
Convenience translation			$ 1	$ 7.7677
Impairment of long-lived assets				0	$ 0	$ 0
Investment			1,094,275				$ 8,500,000	$ 2,014,462	$ 15,647,738
Redeemed investment			6,212,101				48,253,736
Gain on sale of investments			142,384	1,105,998
Bonus					1,500,000
Discretionary bonus			$ 321,846	$ 2,500,000
Employee wage subsidies, description			eligible employers under ESS are disbursed in four tranches: (i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).	eligible employers under ESS are disbursed in four tranches: (i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).
Grants receivable						216,000
Employee and employer contribution percentage			5.00%	5.00%
Gain on sale of other investments			$ 3,862	$ 30,000
Defined contribution plan, cost			$ 36,936	$ 286,900	$ 282,650	$ 317,758
Dilutive shares | shares			0	0	0	0
Foreign deposits default compensation amount	$ 102,991	$ 800,000	$ 64,369	$ 500,000
Cash			16,415,630		$ 92,407,813		127,511,687
Deposits			$ 415,767				$ 3,229,557